Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Schedule of Operating Lease Assets and Liabilities

The tables below present information regarding the Company’s operating lease assets and liabilities at September 30, 2024 and December 31, 2023, respectively:

	September 30, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$121,438	$297,394

Liabilities

Operating lease liability	$135,984	$316,008

Weighted-average remaining lease term (years)	0.50	1.25

Weighted-average discount rate	5%	5%

The tables below present information regarding the Company’s operating lease assets and liabilities at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$297,394	$521,782

Liabilities

Operating lease liability	$316,008	$546,022

Weighted-average remaining lease term (years)	1.25	2.25

Weighted-average discount rate	5%	5%

Schedule of Components of Lease Expense

The components of lease expense were as follows:

	September 30, 2024	September 30, 2023

Operating lease costs

Amortization of right-of-use operating lease asset	$175,956	$167,181
Lease liability expense in connection with obligation repayment	8,377	17,152
Total operating lease costs	$184,333	$184,333

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$188,400	$184,756
Right-of-use asset obtained in exchange for new operating lease liability	$-	$-

The components of lease expense were as follows:

	December 31, 2023	December 31, 2022

Operating lease costs

Amortization of right-of-use operating lease asset	$224,388	$213,415
Lease liability expense in connection with obligation repayment	21,389	$32,362
Total operating lease costs	$245,777	$245,777

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$251,403	$246,538
Right-of-use asset obtained in exchange for new operating lease liability	$-	$735,197

Schedule of Future Minimum Payments Under Non-Cancellable Leases

Future minimum lease payments under non-cancellable leases for the years ended December 31, were as follows:

2024 (3 Months)	$68,014
2025	69,421
Total undiscounted cash flows	137,435
Less: amount representing interest	(1,451)
Present value of operating lease liability	135,984
Less: current portion of operating lease liability	135,984
Long-term operating lease liability	$-

Future minimum lease payments under non-cancellable leases for the years ended December 31 were as follows:

2024	$256,414
2025	69,421
Total undiscounted cash flows	325,835
Less: amount representing interest	(9,827)
Present value of operating lease liability	316,008
Less: current portion of operating lease liability	246,880
Long-term operating lease liability	$69,128

Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Operating Lease Assets and Liabilities

The tables below present information regarding the Company’s operating lease assets and liabilities at September 30, 2024 and December 31, 2023, respectively:

	September 30, 2024	December 31, 2023
Assets

Operating lease - right-of-use asset - non-current	$230,606	$286,397

Liabilities

Operating lease liability	$234,659	$287,994

Weighted-average remaining lease term (years)	2.83	3.58

Weighted-average discount rate	5%	5%

The components of lease expense were as follows:

Schedule of Components of Lease Expense

	September 30, 2024	September 30, 2023

Operating lease costs

Amortization of right-of-use operating lease asset	$55,791	$-
Lease liability expense in connection with obligation repayment	9,677	-
Total operating lease costs	$65,468	$-

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$63,012	$-
Right-of-use asset obtained in exchange for new operating lease liability	$-	$-

Schedule of Future Minimum Payments Under Non-Cancellable Leases

Future minimum lease payments under non-cancellable leases for the years ended December 31, were as follows:

2024 (3 Months)	$21,491
2025	87,038
2026	89,650
2027	53,199
Total undiscounted cash flows	251,378
Less: amount representing interest	(16,719)
Present value of operating lease liability	234,659
Less: current portion of operating lease liability	76,742
Long-term operating lease liability	$157,917

Avishai Vaknin [Member]
Defined Benefit Plan Disclosure [Line Items]
Schedule of Operating Lease Assets and Liabilities

The tables below present information regarding the Company’s operating lease assets and liabilities – related party at December 31, 2023 and 2022, respectively:

	December 31, 2023	December 31, 2022
Assets

Operating lease - right-of-use asset - non-current	$286,397	$-

Liabilities

Operating lease liability	$287,994	$-

Weighted-average remaining lease term (years)	3.58	-

Weighted-average discount rate	5%	-

Schedule of Components of Lease Expense

The components of lease expense were as follows:

	December 31, 2023	December 31, 2022

Operating lease costs

Amortization of right-of-use operating lease asset	$30,160	$-
Lease liability expense in connection with obligation repayment	6,212	$-
Total operating lease costs	$36,372	$-

Supplemental cash flow information related to operating leases was as follows:

Operating cash outflows from operating lease (obligation payment)	$34,775	$-
Right-of-use asset obtained in exchange for new operating lease liability	$316,557	$-

Schedule of Future Minimum Payments Under Non-Cancellable Leases

Future minimum lease payments under non-cancellable leases for the years ended December 31 were as follows:

2024	$84,503
2025	87,038
2026	89,650
2027	53,199
Total undiscounted cash flows	314,390
Less: amount representing interest	(26,396)
Present value of operating lease liability	287,994
Less: current portion of operating lease liability	72,034
Long-term operating lease liability	$215,960